UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY               April 22, 2008
     ----------------------         -------------             ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           98

Form 13F Information Table Value Total:  $   295,764
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     4904  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5916  5976000 PRN      SOLE                                    5976000
A T & T                        COM              001957109      732    19118 SH       SOLE                                      19118
ACI Worldwide                  COM              004498101     3167   159000 SH       SOLE                                     159000
Abbott Lab                     COM              002824100      367     6650 SH       SOLE                                       6650
Acxiom                         COM              005125109     2177   183400 SH       SOLE                                     183400
Albany Molecular Research      COM              012423109     3278   270000 SH       SOLE                                     270000
AmSurg                         COM              03232P405     1502    63410 SH       SOLE                                      63410
Anadarko Pete                  COM              032511107      340     5400 SH       SOLE                                       5400
AngioDynamics                  COM              03475V101     1281   110800 SH       SOLE                                     110800
Ansoft                         COM              036384105     2401    78675 SH       SOLE                                      78675
Arbitron                       COM              03875Q108      475    11000 SH       SOLE                                      11000
ArthroCare                     COM              043136100     7121   213510 SH       SOLE                                     213510
Avid Technology                COM              05367P100     3553   145960 SH       SOLE                                     145960
Baldor Electric                COM              057741100     9503   339390 SH       SOLE                                     339390
Bank New York Mellon           COM              064057102      475    11375 SH       SOLE                                      11375
Berkshire Hathaway Cl B        COM              084670207      349       78 SH       SOLE                                         78
Blackboard                     COM              091935502      393    11800 SH       SOLE                                      11800
Brady                          COM              104674106     2115    63280 SH       SOLE                                      63280
Buckeye Partners LP Unit       COM              118230101      307     6650 SH       SOLE                                       6650
CRA International              COM              12618T105     1424    44300 SH       SOLE                                      44300
Celgene                        COM              151020104     2433    39700 SH       SOLE                                      39700
Charles River Labs             COM              159864107     3326    56430 SH       SOLE                                      56430
Cognex                         COM              192422103    10744   492160 SH       SOLE                                     492160
Computer Programs & Systems    COM              205306103      916    43850 SH       SOLE                                      43850
Digital River                  COM              25388b104     2079    67125 SH       SOLE                                      67125
Dionex                         COM              254546104     8539   110910 SH       SOLE                                     110910
Eclipsys                       COM              278856109      482    24600 SH       SOLE                                      24600
El Paso                        COM              28336L109      349    21000 SH       SOLE                                      21000
Energy Conversion              COM              292659109      448    15000 SH       SOLE                                      15000
Euronet Worldwide              COM              298736109      444    23050 SH       SOLE                                      23050
Exxon Mobil                    COM              302290101      958    11330 SH       SOLE                                      11330
FactSet Research System        COM              303075105     9757   181130 SH       SOLE                                     181130
Forrester Research             COM              346563109     8499   319755 SH       SOLE                                     319755
Fuel-Tech                      COM              359523107     1449    70660 SH       SOLE                                      70660
Fuelcell Energy                COM              35952H106      166    25000 SH       SOLE                                      25000
General Electric               COM              369604103      452    12200 SH       SOLE                                      12200
Gentex                         COM              371901109     1362    79400 SH       SOLE                                      79400
Genzyme                        COM              372917104     3901    52332 SH       SOLE                                      52332
Haemonetics                    COM              405024100    15586   261600 SH       SOLE                                     261600
Halliburton                    COM              406216101      543    13800 SH       SOLE                                      13800
Healthways                     COM              422245100     7175   203025 SH       SOLE                                     203025
Hologic                        COM              436440101     4333    77936 SH       SOLE                                      77936
Honeywell                      COM              438516106      496     8800 SH       SOLE                                       8800
Huron Consulting Group         COM              447462102     2086    50200 SH       SOLE                                      50200
ICON PLC ADR                   COM              45103T107    11371   175240 SH       SOLE                                     175240
IDEXX Laboratories             COM              45168D104    11160   226560 SH       SOLE                                     226560
ITRON                          COM              465741106     7787    86300 SH       SOLE                                      86300
Integra Lifesciences           COM              457985208     3471    79850 SH       SOLE                                      79850
Invitrogen                     COM              46185r100      376     4400 SH       SOLE                                       4400
Jack Henry & Associates        COM              426281101     4167   168900 SH       SOLE                                     168900
Johnson & Johnson              COM              478160104     6205    95648 SH       SOLE                                      95648
KV Pharmaceutical Cl A         COM              482740206     7450   298487 SH       SOLE                                     298487
Kaydon                         COM              486587108     2670    60800 SH       SOLE                                      60800
LECG                           COM              523234102      820    87575 SH       SOLE                                      87575
Level 3 Communications         COM              52729N100       32    15000 SH       SOLE                                      15000
Linear Tech                    COM              535678106      424    13800 SH       SOLE                                      13800
Manhattan Associates           COM              562750109    10697   466525 SH       SOLE                                     466525
Martek Biosciences             COM              572901106     2678    87600 SH       SOLE                                      87600
MedQuist                       COM              584949101      817    86500 SH       SOLE                                      86500
Medicis Pharmaceutical         COM              584690309     5920   300650 SH       SOLE                                     300650
Mentor                         COM              587188103     1806    70200 SH       SOLE                                      70200
Merit Medical Systems          COM              589889104     3839   242500 SH       SOLE                                     242500
Microsoft                      COM              594918104      436    15375 SH       SOLE                                      15375
National Oilwell Varco         COM              637071101      210     3600 SH       SOLE                                       3600
NeuStar                        COM              64126x201      458    17300 SH       SOLE                                      17300
Nokia ADR                      COM              654902204      519    16300 SH       SOLE                                      16300
O'Reilly Automotive            COM              686091109     9577   335790 SH       SOLE                                     335790
Orthofix                       COM              N6748L102     3697    92970 SH       SOLE                                      92970
Packaging                      COM              695156109      258    11550 SH       SOLE                                      11550
Pearson                        COM              G69651100      369    27200 SH       SOLE                                      27200
Penn West Energy Tr            COM              707885109      238     8500 SH       SOLE                                       8500
Pharmaceutical Prod Dvlpt      COM              717124101    18750   447505 SH       SOLE                                     447505
Pope Resources                 COM              732857107      636    18439 SH       SOLE                                      18439
Procter & Gamble               COM              742718109      246     3511 SH       SOLE                                       3511
Quaker Chemical                COM              747316107     3395   108500 SH       SOLE                                     108500
RPM                            COM              749685103      408    19500 SH       SOLE                                      19500
Renaissance Holdings           COM              G7496G103      340     6550 SH       SOLE                                       6550
ResMed                         COM              761152107     6295   149250 SH       SOLE                                     149250
SAIC                           COM              78390x101      462    24868 SH       SOLE                                      24868
SEI Investments                COM              784117103     9049   366500 SH       SOLE                                     366500
Sanmina-SCI                    COM              800907107      665   410503 SH       SOLE                                     410503
Sapiens Int'l                  COM              N7716A102       21    19020 SH       SOLE                                      19020
Shaw Comm. Cl B                COM              82025k200      632    34760 SH       SOLE                                      34760
Skyworks Solutions             COM              020753109     1982   272275 SH       SOLE                                     272275
Stem Cell Innovations          COM              85857B100        1   225000 SH       SOLE                                     225000
TomoTherapy                    COM              890088107      674    47000 SH       SOLE                                      47000
UQM Technologies               COM              903213106       47    28000 SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM              91911x104     4518   352155 SH       SOLE                                     352155
Veeco Instruments              COM              922417100      665    40000 SH       SOLE                                      40000
Weyerhaeuser                   COM              962166104      273     4200 SH       SOLE                                       4200
Zebra Technologies             COM              989207105     9385   281665 SH       SOLE                                     281665
Columbia Int'l Growth Fund     EF               300722600      251 13348.026SH       SOLE                                  13348.026
Columbia Select Large Cap Grow EF               300722683      328 29000.000SH       SOLE                                  29000.000
IShares MSCI Japan ETF         EF               464286848      187 15100.000SH       SOLE                                  15100.000
El Paso Conv Pfd               PFD              283678209      295     8100 SH       SOLE                                       8100
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580
Pimco All Asset Instl                           722005626      402    31859 SH       SOLE                                      31859